Prepaid expenses and deposits (Tables)	12 Months Ended
Jun. 30, 2024
Prepaid Expenses And Deposits
Schedule of Prepaid Expenses and Deposits

	June 30, 2024	June 30, 2023

Interconnection deposits(1)	$4,291	$469,725
Construction in progress deposits(2)	2,543,120	1,623,209
Security deposits	12,352	12,352
Prepaid insurance	128,285	74,373
Prepaid marketing expenses(3)	341,825	782,101
Other prepaids and deposits	96,956	92,918
	$3,126,829	$3,054,678

(1)	Interconnection deposits are made to the utility companies for the connection cost of each project that completes a CESIR report (Coordinated Electric System Interconnection Review) with that utility. The utility companies complete their analysis and provide an estimated cost to connect the project to the grid when ready. To hold the place in the utility line and reserve grid capacity for said project, the estimated connection cost must be paid ahead of time which is what comprises the interconnection deposits amount. The Interconnection deposit would become a part of the cost of sales once the projects reach commercial operation.

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

5.	Prepaid expenses and deposits (continued)

(2)	Deposits related prepayments made on the purchase of raw materials required for construction of EPC projects located in New York, USA.

(3)	The Company hired investor relations and marketing consultant companies to increase the Company’s visibility in the market and to explore over-seas markets. The balance is related to the payment made to these marketing consultant companies.